UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2008
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      08-07-2008
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 48
                                        -------------------

Form 13F Information Table Value Total: $1,041,405
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 6/30/08

        ITEM 1:             ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:          ITEM 6:                        ITEM 8:
    NAME OF ISSUER      TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE   SHARES    INVESTMENT DISCRETION           VOTING AUTHORITY
                                                       ($ 000'S)               SOLE   SHARED   OTHER     SOLE        SHARED   OTHER
3M CO COM               FOREIGN COMMON   88579Y101      12,503        179,668     X                      123,024     56,644
ACCENTURE LTD SHS CL    COMMON           G1150G111      17,466        428,917     X                      302,608    126,309
AMERICAN INTL GROUP I   FOREIGN COMMON   026874107       7,844        296,449     X                      216,929     79,520
ASTRAZENECA PLC ADR S   COMMON           046353108      14,530        341,643     X                       44,620    297,023
AXA ADR SPONSORED       FOREIGN          054536107      14,966        508,707     X                       63,929    444,778
BARCLAYS PLC ADR        COMMON           06738E204      23,570      1,018,159     X                      133,294    884,865
CADBURY PLC             FOREIGN COMMON   12721E102      28,682        570,001     X                       74,104    495,897
CANON INC ADR           FOREIGN COMMON   138006309      31,599        617,054     X                       76,733    540,321
CITIGROUP INC COM       FOREIGN COMMON   172967101      14,122        842,617     X                      613,510    229,107
CRH PLC ADR             COMMON           12626K203      25,700        900,501     X                      114,324    786,177
DANSKE BK A/S ADR       FOREIGN          236363107      20,030      1,384,131     X                      180,229  1,203,902
DIAGEO PLC ADR SPONSO   FOREIGN COMMON   25243Q205      37,266        504,487     X                       67,640    436,847
DR PEPPER SNAPPLE       COMMON           26138E109      16,012        763,198     X                      327,585    435,613
ENI S P A ADR SPONSOR   FOREIGN COMMON   26874R108      33,882        456,441     X                       57,815    398,626
ERICSSON L M REL CO     FOREIGN COMMON   294821608      32,744      3,148,429     X                      411,759  2,736,670
FRANCE TELECOM ADR SP   COMMON           35177Q105      25,823        871,531     X                      114,227    757,304
GENERAL ELEC CO         FOREIGN          369604103      11,246        421,375     X                      300,627    120,748
GLAXOSMITHKLINE PLC A   COMMON           37733W105      36,770        831,516     X                      112,342    719,174
HARTFORD FINANCIAL      COMMON           416515104       9,325        144,413     X                      101,924     42,489
HSBC HLDGS PLC ADR SP   FOREIGN COMMON   404280406      34,165        445,443     X                       59,090    386,353
I B M                   FOREIGN COMMON   459200101      16,251        137,104     X                       95,044     42,060
ING GROEP N V ADR SPO   COMMON           456837103      24,974        791,569     X                       99,082    692,487
IRELAND BK ADR SPONSO   FOREIGN COMMON   46267Q103      19,919        570,253     X                       75,200    495,053
ISHARES TR MSCI EAFE    COMMON  COMMON   464287465         347          5,050     X                            -      5,050
JOHNSON & JOHNSON       FOREIGN COMMON   478160104      15,097        234,644     X                      163,388     71,256
LILLY, ELI AND COMPANY  COMMON           532457108       8,725        189,027     X                      136,197     52,830
MEDTRONIC               COMMON           585055106      10,449        201,919     X                      138,959     62,960
MITSUBISHI UFJ FINL G   FOREIGN COMMON   606822104      29,355      3,335,802     X                      442,283  2,893,519
NESTLE S A ADR SPON R   COMMON           641069406      34,066        751,716     X                       50,735    700,981
NOVARTIS AG SPONSORED   FOREIGN COMMON   66987V109      40,068        727,979     X                       97,226    630,753
PFIZER INC              FOREIGN          717081103      10,868        622,114     X                      435,013    187,101
PROCTER & GAMBLE COMP   COMMON           742718109      13,515        222,256     X                      151,286     70,970
ROCHE HOLDING LTD       FOREIGN COMMON   771195104      32,118        355,604     X                       47,318    308,286
ROYAL DUTCH SHELL PLC   COMMON  COMMON   780259206      33,478        409,717     X                       53,616    356,101
SANOFI-AVENTIS ADR      COMMON           80105N105      30,403        914,917     X                      128,399    786,518
SAP AG ADR SPON         FOREIGN          803054204      30,264        580,776     X                       72,524    508,252
SHINSEI BANK LTD TOKY   FOREIGN          824631105      25,789      3,755,155     X                      501,510  3,253,645
SOCIETE GENERALE FRAN   FOREIGN COMMON   83364L109      24,514      1,407,071     X                      186,427  1,220,644
TARGET                  FOREIGN COMMON   87612E106       8,781        188,876     X                      131,315     57,561
TELEFONICA SA SPONSORED FOREIGN COMMON   879382208      17,159        215,619     X                       26,575    189,044
TNT N V SPON ADR        FOREIGN          87260W101      22,108        646,043     X                       82,384    563,659
TOTAL FINA ELF S A AD   COMMON           89151E109      36,073        423,040     X                       56,915    366,125
UBS AG SHS              FOREIGN COMMON   H8920M855      16,478        797,585     X                       98,567    699,018
UNILEVER PLC ADR SPON   FOREIGN COMMON   904767704      28,413      1,000,113     X                      130,772    869,341
VODAFONE GROUP PLC NE   FOREIGN          92857W100      18,411        624,954     X                       78,241    546,713
WELLPOINT INC COM       COMMON           94973V107      13,111        275,097     X                      209,417     65,680
WPP GROUP PLC           FOREIGN COMMON   929309409      22,357        467,524     X                       61,939    405,585
ZIMMER HOLDINGS         COMMON           98956P102      10,065        147,904     X                      102,636     45,268

TOTAL    48                                          1,041,405